Convertible debentures (Details) - USD ($)			12 Months Ended
	Oct. 03, 2014	May 25, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Interest		$ 582,000
Common stock, shares issued		260,154	50,684,095	52,140,001
Common stock, par value (usd per share)		$ 2.24	$ 0.001	$ 0.001
Reduction in non-cash interest expense adjusted for the difference between the average stock price and the fair market value		$ 42,368
Interest on convertible debentures paid in stock of subsidiary			$ 0	$ 585,718
Impact of exchange resulting from ADGNY reorganization			0	4,207,411
Class of Warrant or Right, Term	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.60
Fair value of warrant exchanged for future convertible debenture interest	$ 84,911		$ 0	84,911
Convertible Debentures 2010
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage To Fully Accrete To Face Value			7.80%
Convertible Debt
Debt Instrument [Line Items]
Face amount			$ 21,800,000	21,800,000
Debt Instrument, Unamortized Discount			3,321,088	4,523,051
Amortization of convertible debt premium			$ 1,191,333	162,486
Convertible Debt | Convertible Debentures 2010
Debt Instrument [Line Items]
Interest rate			6.00%
American DG Energy | Convertible Debt
Debt Instrument [Line Items]
Face amount			$ 19,400,000	19,400,000
Interest rate			6.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 2.11
Percentage Of Option To Redeem Par Value			115.00%
EuroSite Power
Debt Instrument [Line Items]
Paid-in-Kind Interest, Shares	1,164,000
Interest on convertible debentures paid in stock of subsidiary	$ 582,000
Paid-in-Kind Interest, Shares, Prepayment	8,245,000
Impact of exchange resulting from ADGNY reorganization	$ 4,122,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,164,000
EuroSite Power | Convertible Debt
Debt Instrument [Line Items]
Face amount			$ 2,400,000	2,400,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 0.50
Noncontrolling Interest
Debt Instrument [Line Items]
Impact of exchange resulting from ADGNY reorganization				$ 0